Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 11,839	$ 7,335
Income Taxes (Textual) [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Income from continuing operations before income taxes, foreign	98,089	98,249	93,138
Earnings of individual foreign subsidiaries	700,356
Utilization of Federal Net Operating Loss Carryforward	41,232
Utilization of State Net Operating Loss Carryforward	90,121
Utilization of alternative minimum tax and general business credits	3,987
Interest and penalties included within uncertain tax positions	3,678
Net uncertain tax position adjustment	16,000
Impact of uncertain tax positions in effective tax rate	14,531
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carry forwards with Expiration Date	151,067
Tax Credit Carryforward, Amount	1,452
Net operating loss carryforwards, valuation allowance	2,979
Credit carryforwards, valuation allowance	235
UK [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards without Expiration Date	1,772
Capital Loss Carryforwards without Expiration Date	5,109
Deferred tax assets valuation allowance	6,601
German [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards without Expiration Date	8,529
Net operating loss carryforwards, valuation allowance	$ 2,024